STOCKHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Warrants, Valuation Assumptions [Table Text Block]
	November Extension	May Extension

Risk-free interest rate	0.07%	0.07%
Expected volatility	47.76%	70.33%
Expected life (years)	0.10	0.40
Fair value	$ -	$83,925

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2011	30,630,867	$0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,768	0.75 - 2.39	1.47
Granted	-	-	-
Exercised	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, December 31, 2013	43,566,828	$0.75 – 0.95	0.92